Commitments and Contingencies - Maturities of lease Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
2021, Finance leases	$ 163	$ 260
2021, Operating leases	460	438
2022, Finance leases	11	163
2022, Operating leases	463	449
2023, Finance leases		11
2023, Operating leases	472	461
2024, Finance leases
2024, Operating leases	484	472
2024
2024		484
Thereafter
Thereafter		420
Total lease payments, Finance leases	247	434
Total lease payments, Operating leases	2,413	2,724
Less: future interest expense, Finance leases	(11)	(30)
Less: future interest expense, Operating leases	(422)	(539)
Lease liabilities, Finance leases	236	404
Lease liabilities, Operating leases	$ 1,991	$ 2,185